TRADE PAYABLES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of trade payables [Abstract]
Schedule of Trade Payables

	December 31,
	2019	2020	2020
	CNY	CNY	US$

Trade payables	3,896	100	15

Schedule of Aging Analysis of Trade Payables

The aging analysis of trade payables as of December 31, 2019 and 2020 is as follows:

	December 31,
	2019	2020	2020
	CNY	CNY	US$

Within 1 year	3,796	—	—
1 to 2 years	—	—	—
Over 2 years	100	100	15
	3,896	100	15